Notes Payable and Long-Term Debt - Maturities and foreign subsidiary obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Maturities of long-term debt
2019	$ 39
2020	9
2021	53
2022	8
2023	7
Thereafter	$ 663
Minimum
Notes Payable and Long Term Debt
Time lag for reporting financial information	1 month
Maximum
Notes Payable and Long Term Debt
Time lag for reporting financial information	3 months
Sugar and Alcohol
Notes Payable and Long Term Debt
Short-term loan	$ 29	$ 32
Interest rate (as a percent)	3.10%	23.00%
Time lag for reporting financial information	1 month
Foreign subsidiary obligations due 2019 through 2023
Notes Payable and Long Term Debt
Weighted average interest rate (as a percent)	3.80%	21.80%
Foreign subsidiary obligations due 2019 through 2023 | Property, Plant and Equipment
Notes Payable and Long Term Debt
Collateral amount	$ 2